Expense Example {- Fidelity International Value Fund} - 10.31 Fidelity International Value Fund - AMCIZ PRO-10 - Fidelity International Value Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor International Value Fund: Class A
Expense Example:
1 year	$ 700
3 years	963
5 years	1,247
10 years	2,053
Fidelity Advisor International Value Fund: Class M
Expense Example:
1 year	504
3 years	828
5 years	1,175
10 years	2,152
Fidelity Advisor International Value Fund: Class C
Expense Example:
1 year	310
3 years	649
5 years	1,114
10 years	2,400
Fidelity Advisor International Value Fund: Class I
Expense Example:
1 year	100
3 years	312
5 years	542
10 years	1,201
Fidelity Advisor International Value Fund: Class Z
Expense Example:
1 year	84
3 years	262
5 years	455
10 years	$ 1,014